Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Share premium	$ 143,486		$ 140,334
Proceeds from issuance of share capital	$ 0	$ 600
February 2017 Private Placement
Disclosure of classes of share capital [Line Items]
Number of warrants exercised		37,500
Proceeds from warrant exercises		$ 600
Number of outstanding warrants		3,052,320
Number of shares called by warrants		3,052,320
October 2017 Private Placement
Disclosure of classes of share capital [Line Items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises	4.99%
Number of outstanding warrants	1,250,000	1,250,000
Number of shares called by warrants	1,250,000	1,250,000
October 2017 Private Placement | Maximum
Disclosure of classes of share capital [Line Items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises	9.99%